LONG-TERM DEBT - Schedule of Reconciliation Long Term Debt (Details) $ in Millions, $ in Millions	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 2,454.5			$ 3,566.3	$ 1,441.5
Long-term debt due within one year	514.4			380.0
Long-term debt due beyond one year	1,940.1		$ 1,000.0	3,186.3
Revolving bank debt
Disclosure of detailed information about borrowings [line items]
Bank debt	911.2			1,932.9
Bank term loan
Disclosure of detailed information about borrowings [line items]
Senior guaranteed notes	0.0			750.0
Public senior notes
Disclosure of detailed information about borrowings [line items]
Senior guaranteed notes	1,000.0			0.0
Private senior notes
Disclosure of detailed information about borrowings [line items]
Senior guaranteed notes	543.3			$ 883.4
Long-term debt due beyond one year	$ 65.0	$ 332.0